Oct. 01, 2019
Supplement dated November 26, 2019
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Document Dated
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund (the Fund)	10/1/2019
Effective on or about December 9, 2019 (the Effective Date) Columbia Management Investment Advisers, LLC (the Investment Manager) will assume day-to-day management of the Fund from its affiliate Threadneedle International Limited, the Fund’s current subadviser. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Threadneedle International Limited or Threadneedle are hereby removed and replaced with Columbia Management Investment Advisers, LLC or the Investment Manager, as the context implies. Additionally, on the Effective Date, the following changes are hereby made to the Fund’s Prospectus and Summary Prospectus.